Consolidated Statements of Financial Position	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment (Note 12)	¥ 18,135,000	¥ 4,119,000
Intangible assets (Note13)	263,101,000	168,505,000
Right-of-use assets (Note 24)	14,918,000	10,728,000
Goodwill (Note 14)	237,225,000
Investment in a joint venture	491,000
Prepayments, other receivables and other assets (Note 17)	95,376,000	91,542,000
Net investments in subleases (Note 24)	202,000	2,325,000
Deferred tax assets (Note 10)	8,917,000	3,796,000
Total non-current assets	638,365,000	281,015,000
CURRENT ASSETS
Inventories (Note 15)	950,000	1,807,000
Trade receivables (Note 16)	181,722,000	181,125,000
Prepayments, other receivables and other assets (Note 17)	28,523,000	14,949,000
Net investments in subleases (Note 24)	211,000	1,245,000
Due from related parties (Note 26)	1,763,000	370,000
Due from shareholders (Note 26)	100,000	105,000
Cash and cash equivalents (Note 19)	25,719,000	23,010,000
Total current assets	238,988,000	222,611,000
Total assets	877,353,000	503,626,000
EQUITY
Issued capital (Note 20)	162,000	118,000
Reserves (Note 20)	655,939,000	278,584,000
Equity attributable to equity holders of the parent	656,101,000	278,702,000
Non controlling interests	5,068,000	3,859,000
Total equity	661,169,000	282,561,000
NON-CURRENT LIABILITIES
Other payable (Note 25)		31,700,000
Contract liabilities (Note 22)	587,000	436,000
Deferred tax liabilities (Note 10)	1,447,000
Lease liabilities (Note 24)	9,830,000	9,496,000
Total non-current liabilities	11,864,000	41,632,000
CURRENT LIABILITIES
Trade payables (Note 21)	27,310,000	34,697,000
Other payables and accruals (Note 25)	67,121,000	58,680,000
Contract liabilities (Note 22)	24,314,000	16,049,000
Due to a shareholder (Note 26)	325,000
Due to a related party (Note 26)	7,177,000
Interest-bearing loans and borrowings (Note 23)	60,000,000	55,000,000
Lease liabilities (Note 24)	7,660,000	5,217,000
Income tax payable	10,413,000	9,790,000
Total current liabilities	204,320,000	179,433,000
Total liabilities	216,184,000	221,065,000
Total equity and liabilities	¥ 877,353,000	¥ 503,626,000